Parent entity information - Statement of profit or loss and other comprehensive income (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of parent entity information [line items]
Loss after income tax	$ (26,778)	$ (20,465)	$ (25,014)
Total comprehensive loss	(26,786)	(20,355)	$ (24,979)
Parent [member]
Disclosure of parent entity information [line items]
Loss after income tax	(24,008)	(20,863)
Total comprehensive loss	$ (24,008)	$ (20,863)